Intangible Assets, Net - Gross Cost and Accumulated Amortization of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				3 Months Ended				3 Months Ended				3 Months Ended				3 Months Ended				3 Months Ended				3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Mar. 31, 2013 Customer relationships	Dec. 31, 2012 Customer relationships	Dec. 31, 2012 Customer relationships Successor	Dec. 31, 2011 Customer relationships Successor	Mar. 31, 2013 TiO2 Technology	Dec. 31, 2012 TiO2 Technology	Dec. 31, 2012 TiO2 Technology Successor	Dec. 31, 2011 TiO2 Technology Successor	Mar. 31, 2013 Internal-use software	Dec. 31, 2012 Internal-use software	Dec. 31, 2012 Internal-use software Successor	Dec. 31, 2011 Internal-use software Successor	Mar. 31, 2013 In-process research and development	Dec. 31, 2012 In-process research and development	Dec. 31, 2012 In-process research and development Successor	Dec. 31, 2011 In-process research and development Successor	Mar. 31, 2013 Trade names	Dec. 31, 2012 Trade names	Dec. 31, 2012 Trade names Successor	Dec. 31, 2011 Trade names Successor	Mar. 31, 2013 Other	Dec. 31, 2012 Other	Dec. 31, 2012 Other Successor	Dec. 31, 2011 Other Successor
Finite-Lived Intangible Assets [Line Items]
Gross Cost	$ 373	$ 373	$ 373	$ 347	$ 294	$ 294	$ 294	$ 294	$ 32	$ 32	$ 32	$ 32	$ 38	$ 38	$ 38	$ 12	$ 5	$ 5	$ 5	$ 5	$ 3	$ 3	$ 3	$ 3	$ 1	$ 1	$ 1	$ 1
Accumulated Amortization	(54)	(47)	(47)	(22)	(44)	(39)	(39)	(19)	(3)	(3)	(3)	(2)	(3)	(2)	(2)		(2)	(2)	(2)	(1)	(2)	(1)	(1)
Foreign Currency	(1)												(1)
Net Carrying Amount	$ 318	$ 326	$ 326	$ 325	$ 250	$ 255	$ 255	$ 275	$ 29	$ 29	$ 29	$ 30	$ 34	$ 36	$ 36	$ 12	$ 3	$ 3	$ 3	$ 4	$ 1	$ 2	$ 2	$ 3	$ 1	$ 1	$ 1	$ 1